Cash and cash equivalents	12 Months Ended
Dec. 31, 2023
Cash and cash equivalents [abstract]
Cash and cash equivalents
24. Cash and cash equivalents
The following table provides a breakdown for cash and cash equivalents:

	At December 31,
(€ thousands)	2023	2022
Cash on hand	3,275	2,322
Bank balances	293,004	251,999
Total cash and cash equivalents	296,279	254,321
The Group may be subject to restrictions which limit its ability to use cash. In particular, cash held in China is subject to certain repatriation restrictions and may only be repatriated as dividends or capital distributions, or to repay debt or other liabilities. The Group does not believe that such transfer restrictions have any adverse impacts on its ability to meet liquidity requirements. Cash held in China at December 31, 2023 amounted to €22,549 thousand (€24,257 thousand at December 31, 2022). Certain restrictions over cash also exist in Argentina; however, such restrictions do not significantly impact the Group as cash held in Argentina amounted to €216 thousand at December 31, 2023 (€233 thousand at December 31, 2022).